FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  //  (a)

         of fiscal year ending:  12/31/06b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing? (Y/N) N
                                                 --

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.       Registrant Name: New England Variable Annuity Separate Account

         B.       File Number: 811-08828

         C.       Telephone Number: 617-578-3514

2.       A.       Street:  501 Boylston Street

         B.       City:  Boston   C.  State:  MA   D.   Zip Code: 02116
                                                        Zip Ext:  3700

         E.       Foreign Country: Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)     N
                                                                        ----

4.       Is this the last filing on this form by Registrant? (Y/N)      N
                                                                        ----
5.       Is Registrant a small business investment company (SBIC)?
         (Y/N)____________________________________________________      N
                                                                        ----

         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N) ______      Y
                                                                        ----

         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company?
            (Y/N) ____
            [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period? ________________


                                        01                    SEC 2100 (10-94)

For period ending 12/31/06                                 If filing more than
File Number 811-08828                                      one Page 47, "X" box:

UNIT INVESTMENT TRUSTS

111.     A.       Depositor Name

         B.       File Number (if any) ____________________________________

         C.       City: __________ State: _____ Zip Code:_____ Zip Ext.:___

                  Foreign Country: ___________ Foreign Postal Code: _______

111.     A.       Depositor Name: _________________________________________

         B.       File Number (If any): ________________

         C.       City: __________ State: _____ Zip Code:_____ Zip Ext.:___

                  Foreign County: ______________ Foreign Postal Code: _____

112.     A.       Sponsor Name:____________________________________________

         B.       File Number (If any): ______________

         C.       City: _________ State: ______ Zip Code: ____ Zip Ext.:___

                  Foreign Country: _____________ Foreign Postal Code: _____

112.     A.       Sponsor Name: ___________________________________________

         B.       File Number (If any): _________________

         C.       City:__________ State: ______ Zip Code: ____ Zip Ext.: ___

                  Foreign Country: ____________ Foreign Postal Code: _______

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

For period ending 12/31/06                                 If filing more than
File Number 811-08828                                      one Page 48, "X" box:

113.     A.       Trustee Name: ____________________________________________

         B.       City: _________ State: _____ Zip Code: _____ Zip Ext.:____

                  Foreign Country: ____________ Foreign Postal Code: _______

113.     A.       Trustee Name: ____________________________________________

         B.       City: _________ State: _____ Zip Code: _____ Zip Ext.:____

                  Foreign Country: ___________ Foreign Postal Code: _____

114.     A.       Principal Underwriter Name:

         B.       File Number: 008-

         C.       City: State: Zip Code: Zip Ext.:

                  Foreign Country: __________ Foreign Postal Code: _________

114.     A.       Principal Underwriter Name:

         B.       File Number: 8- ____________

         C.       City:________ State: _______ Zip Code: ______ Zip Ext.: ____

                  Foreign Country: ____________ Foreign Postal Code: ________

115.     A.       Independent Public Accountant Name:

         B.       City: _________ State: _____ Zip Code: _____ Zip Ext.:____

                  Foreign Country: _______________ Foreign Postal Code: _____

115.     A.       Independent Public Accountant Name: _______________________

                  City: __________ State: _____ Zip Code: _____ Zip Ext.:____

                  Foreign Country: _______________ Foreign Postal Code:______

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

For period ending 12/31/06                                 If filing more than
File Number 811-08828                                      one Page 49, "X" box:

116.      Family of Investment companies information:

         A.       Is Registrant part of a family of investment companies?
                  (Y/N)______________________________________________       Y/N
                                                                            ---

         B. Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.       Is Registrant a separate account of an insurance company?
                  (Y/N) _____________________________________________
                                                                            ----
                                                                            Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.       Variable annuity contracts? (Y/N)___________________
                                                                            ----
                                                                            Y/N
         C.       Scheduled premium variable life contracts? (Y/N) ___      ___
                                                                            Y/N
         D.       Flexible premium variable life contracts? (Y/N) ____
                                                                            ___
                                                                            Y/N
         E.       Other types of insurance products registered under the
                  Securities Act of 1933? (Y/N) ______________________      ___
                                                                            Y/N

118.     State the number of series existing at the end of the
         period that had securities registered under the Securities
         Act of 1933 ___________________________________                    ___

119.     State the number of new series for which registration
         statements under the Securities Act of 1933 became effective
         during the period _____________________________                    ___

120.     State the total value of the portfolio securities on the
         date of deposit for the new series included in item 119
         ($000's omitted)_____________________________________         $_______

121.     State the number of series for which a current prospectus
         was in existence at the end of the period _______________          ___

122.     State the number of existing series for which additional
         units were registered under the Securities Act of 1933
         during the current period   _______________________________        ___


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

For period ending 12/31/06                                 If filing more than
File Number 811-08828                                      one Page 50, "X" box:

123. State the total value of the additional units considered in answering item 122 ($000's omitted) _____________________$_________

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)________________________ $_________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal under writer during the current period solely from the sale of units of all series of Registrant ($000's omitted) $18,421

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted)___________________________________________   $________


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

For period ending 12/31/06                                 If filing more than
File Number 811-08828                                      one Page 50, "X" box:

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of    Total Assets    Total Income
                                     Series       ($000's       Distributions
                                   Investing     omitted)      ($000's omitted)

A.       U.S. Treasury
         direct issue               ________    $_________      $____________

B.       U.S. Government
         agency                     ________    $_________      $____________

C.       State and municipal
         tax-free                   ________    $_________      $____________

D.       Public utility debt        ________    $_________      $____________

E.       Brokers or dealers
         debt or debt of brokers'
         or dealers' parent         ________    $_________      $____________

F.       All other corporate
         intermed. & long-term
         debt                       ________     $__________    $____________

G.       All other corporate
         short-term debt            ________    $__________     $____________

H.       Equity securities of
         brokers or dealers
         or parents of brokers
         or dealers                 ________    $__________     $____________

I.       Investment company
         equity securities          ________    $__________     $____________

J.       All other equity
         securities                    1        $ 5,360,626     $ 78,699
                                    --------     ----------     -------------

K.       Other securities  ________

L.       Total assets of
         all series of
         registrant                    1        $ 5,360,626      $ 78,699
                                    --------    -----------      ------------


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

For period ending 12/31/06                              If filing more than
File Number 811-08828                                   one Page 51, "X" box:

128.     Is the timely payment of principal and interest on
         any of the portfolio securities held by any of
         Registrant's series at the end of the current period
         insured or guaranteed by an entity other than the
         issuer? (Y/N)_______________________________________     _______
                                                                    Y/N

         [If answer is "N" (No), go to item 131.]

129.     Is the issuer of any instrument covered in item 128
         delinquent or in default as to payment of principal
         or interest at the end of the current period? (Y/N)      _______
                                                                    Y/N
         [If answer is "N" (No), go to item 131.]

130.     In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)__________________________________      _______
                                                                    Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $67,955

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-______   811-_____        811-_____       811-_____      811-_____

         811-______   811-_____        811-_____       811-_____      811-_____

         811-______   811-_____        811-_____       811-_____      811-_____

         811-______   811-_____        811-_____       811-_____      811-_____

         811-______   811-_____        811-_____       811-_____      811-_____

         811-______   811-_____        811-_____       811-_____      811-_____

         811-______   811-_____        811-_____       811-_____      811-_____

         811-______   811-_____        811-_____       811-_____      811-_____

         811-______   811-_____        811-_____       811-_____      811-____


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

                                   SIGNATURES

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Boston   State of: Massachusetts            Date: February 23, 2007
Name of Registrant, Depositor, or Trustee:           New England Variable Annuity Separate Account

/s/ Marie C. Swift                                   /s/Michele H. Abate
------------------                                   -------------------
By (Name and Title):                                 Witness (Name and Title):
Marie C. Swift                                       Michele H. Abate
Vice President, Counsel & Assistant Secretary        Assistant Secretary
New England Life                                     New England Life
Insurance Company                                    Insurance Company


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